Summary of Significant Accounting Policies - Estimated Future Amortization of Intangible Assets with Finite Useful Lives (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Estimated future amortization of intangible assets with finite useful lives
2013	$ 5,090
2014	3,414
2015	2,314
2016	2,235
2017	2,485
Thereafter	78
Total	$ 15,616